9. RECOVERABLE TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Recoverable Taxes
Schedule of recoverable taxes

The rollforward of recoverable taxes are set forth below:

	Note	12.31.19	Additions	Compensations	Transfers (1)	Restatement	Exchange variation	12.31.20
ICMS and VAT	9.1
Recoverable ICMS and VAT		1,635,663	570,056	(549,446)	(127,370)	240	39,832	1,568,975
(-) Impairment		(141,193)	(38,033)	3,022	21,483	-	-	(154,721)
PIS and COFINS	9.2
Recoverable PIS and COFINS		2,990,313	729,213	(594,483)	-	43,056	-	3,168,099
(-) Impairment		(16,922)	-	2,694	-	-	-	(14,228)
IPI	9.3
Recoverable IPI		848,865	2,319	(7,201)	(92,812)	57,357	-	808,528
(-) Impairment		(3,818)	(263)	2,097	-	-	-	(1,984)
INSS
Recoverable INSS		255,967	88,621	(7,663)	-	4,893	7	341,825
(-) Impairment		(102)	-	-	-	-	-	(102)
Other taxes
Other recoverable taxes		80,145	11,952	(901)	(38,277)	-	(30)	52,889
(-) Impairment		(5,639)	-	3,676	-	-	-	(1,963)
		5,643,279	1,363,865	(1,148,205)	(236,976)	105,546	39,809	5,767,318

Current		473,732						899,120
Non-current		5,169,547						4,868,198

	Note	12.31.19	Additions	Compensations	Transfers (1)	Restatement	Exchange variation	12.31.20
Income taxes	9.4
Recoverable income taxes		430,778	58,007	(422,496)	-	4,341	37,098	107,728
(-) Impairment		(9,029)	-	-	-	-	-	(9,029)
		421,749	58,007	(422,496)	-	4,341	37,098	98,699

Current		152,486						43,840
Non-current		269,263						54,859
(1)	The transfers occur from Recoverable Taxes to Other Current Assets and Other Non-Current Assets. In the case of ICMS and VAT, transfers occur when the credits are sold to third parties and in the case of IPI, when the government acknowledges its obligation to pay the credit in cash to the Company.

	Note	12.31.18	Additions	Compensations	Transfers (1)	Restatement	Exchange variation	12.31.19
ICMS and VAT	9.1
Recoverable ICMS and VAT		1,632,110	480,007	(282,246)	(192,076)	240	(2,372)	1,635,663
(-) Impairment		(140,970)	(79,896)	29,755	49,918	-	-	(141,193)
PIS and COFINS	9.2
Recoverable PIS and COFINS		946,399	2,276,859	(266,773)	-	33,828	-	2,990,313
(-) Impairment		(17,418)	(496)	992	-	-	-	(16,922)
IPI	9.3
Recoverable IPI		836,676	3,123	(3,310)	(31,199)	43,575	-	848,865
(-) Impairment		(13,562)	-	-	9,744	-	-	(3,818)
INSS
Recoverable INSS		307,897	11,905	(74,841)	-	11,004	2	255,967
(-) Impairment		(102)	-	-	-	-	-	(102)
Other taxes
Other recoverable taxes		155,779	29,321	(107,484)	-	-	2,529	80,145
(-) Impairment		(3,873)	(1,780)	2	-	-	12	(5,639)
		3,702,936	2,719,043	(703,905)	(163,613)	88,647	171	5,643,279

Current		560,389						473,732
Non-current		3,142,547						5,169,547

	Note	12.31.18	Additions	Compensations	Transfers (1)	Restatement	Exchange variation	12.31.19
Income taxes	9.4
Recoverable income taxes		522,758	92,270	(202,091)	1,027	17,326	(512)	430,778
(-) Impairment		(9,029)	-	-	-	-	-	(9,029)
		513,729	92,270	(202,091)	1,027	17,326	(512)	421,749

Current		506,483						152,486
Non-current		7,246						269,263
(1)	The transfers occur from Recoverable Taxes to Other Current Assets and Other Non-Current Assets. In the case of ICMS and VAT, transfers occur when the credits are sold to third parties and in the case of IPI, when the government acknowledges its obligation to pay the credit in cash to the Company.

Schedule of federal taxes or through reimbursement

In the study prepared by the Management, its realization is estimated through offsetting with federal taxes or through reimbursement of the amounts as expected below:

PIS and COFINS
2021	479,225
2022	328,000
2023	537,000
2024	672,000
2025	377,847
2026	424,319
2,818,391

Schedule of realization is estimated through the refund of the amounts	In the study prepared by the Management, its realization is estimated through the refund of the amounts as expected below:

IPI
2021	40,370
2022	15,449
2025	590,760
2026	214,241
860,820